Summary of Significant Accounting Policies (Details) - USD ($)	6 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Property and equipment useful lives
short-term lease, expense	$ 105,522	$ 44,221
Minimum
Property and equipment useful lives
Short-term lease, lease term	12 months
Maximum
Property and equipment useful lives
Short-term lease, lease term	12 months
Server hardware
Property and equipment useful lives
Estimated useful lives of property and equipment	5 years
Vehicles
Property and equipment useful lives
Estimated useful lives of property and equipment	5 years